Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
13.	Leases

Operating leases as lessee

As of December 31, 2023 and 2022, the Company has operating leases recorded on its consolidated balance sheets for certain office spaces and warehouses that expire on various dates through 2032. The Company does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed. The Company terminated leases for certain facilities with lower usage, the termination of the leases reduced operating ROU assets of approximately $4.2 million and operating lease liabilities of approximately $4.0 million, respectively.

The following tables shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of December 31, 2023	As of December 31, 2022

Assets
Operating lease right-of-use assets, net	$18,020	$27,880

Liabilities
Operating lease liabilities, current	$6,315	$9,634
Operating lease liabilities, non-current	$10,899	$17,507

Weighted average remaining lease term (in years)	4.67	5.1
Weighted average discount rate (%)	5.84	5.78

Information related to operating lease activities during the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Operating lease right-of-use assets (extinguished) obtained in exchange for lease liabilities	$(1,347)	$9,674	$12,247

Operating lease expense
Amortization of right-of-use assets	8,096	9,157	7,963
Interest of lease liabilities	1,241	1,656	1,585
Total	$9,337	$10,813	$9,548

Maturities of lease liabilities were as follows:

Lease Liabilities

Twelve months ending December 31,
2024	$6,524
2025	4,126
2026	2,583
2027	1,913
2028	1,300
Thereafter	3,390
Total lease payments	19,836
Less: imputed interest	(2,622)
Total	$17,214